PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 101.2%
Asset-Backed Securities 7.3%
Automobiles 3.3%
AmeriCredit Automobile Receivables Trust, Series 2023-01, Class C	5.800%	12/18/28	100	$102,006
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-01A, Class A, 144A	3.830	08/21/28	100	98,483
Series 2023-03A, Class A, 144A	5.440	02/22/28	100	101,136

BOF VII AL Funding Trust I, Series 2023-CAR03, Class A2, 144A	6.291	07/26/32	79	80,214
CarMax Auto Owner Trust, Series 2022-01, Class D	2.470	07/17/28	100	97,845
Enterprise Fleet Financing LLC, Series 2023-02, Class A2, 144A	5.560	04/22/30	49	49,731
Ford Credit Auto Owner Trust,
Series 2023-01, Class A, 144A	4.850	08/15/35	100	101,072
Series 2023-02, Class A, 144A	5.280	02/15/36	100	102,348
Series 2025-01, Class A, 144A	4.860	08/15/37	300	303,546

Ford Credit Floorplan Master Owner Trust, Series 2023-01, Class A1, 144A	4.920	05/15/28	100	100,322
GM Financial Revolving Receivables Trust, Series 2025-01, Class A, 144A	4.640	12/11/37	300	300,497
GMF Floorplan Owner Revolving Trust, Series 2024-04A, Class A1, 144A	4.730	11/15/29	100	100,638
OneMain Direct Auto Receivables Trust, Series 2023-01A, Class A, 144A	5.410	11/14/29	200	201,607
Santander Drive Auto Receivables Trust,
Series 2023-03, Class C	5.770	11/15/30	100	101,408
Series 2023-04, Class C	6.040	12/15/31	100	102,348
Series 2025-02, Class C	5.060	05/15/31	200	201,078

Wheels Fleet Lease Funding LLC, Series 2023-01A, Class A, 144A	5.800	04/18/38	54	53,856
				2,198,135
Collateralized Loan Obligations 2.6%
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.659(c)	04/20/35	250	250,469
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2016-07A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.691(c)	11/27/31	83	83,247

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Crown City CLO (Cayman Islands), Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.609%(c)	04/20/35	250	$249,635
Romark CLO Ltd. (Cayman Islands), Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.642(c)	07/10/34	400	400,031
RR Ltd. (Bermuda), Series 2025-40A, Class A1, 144A	—(p)	07/15/38	500	500,547
Silver Rock CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.689(c)	10/20/37	250	250,201
				1,734,130
Consumer Loans 1.1%
Affirm Asset Securitization Trust, Series 2024-X02, Class A, 144A	5.220	12/17/29	109	109,060
GreenSky Home Improvement Issuer Trust, Series 2025-01A, Class A2, 144A	5.120	03/25/60	299	299,477
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35	200	194,540
Series 2023-02A, Class A1, 144A	5.840	09/15/36	100	102,074
				705,151
Equipment 0.3%
Kubota Credit Owner Trust, Series 2025-01A, Class A3, 144A	4.670	06/15/29	200	201,319

Total Asset-Backed Securities (cost $4,820,236)				4,838,735
Commercial Mortgage-Backed Securities 6.1%
BANK,
Series 2019-BN22, Class A3	2.726	11/15/62	250	229,825
Series 2021-BN38, Class A4	2.275	12/15/64	100	84,895

BANK5, Series 2025-05YR14, Class A3	5.646	04/15/58	310	320,361
Barclays Commercial Mortgage Securities Trust,
Series 2020-C07, Class A4	1.786	04/15/53	600	522,903

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Barclays Commercial Mortgage Securities Trust, (cont’d.)
Series 2021-C12, Class A4	2.421%	11/15/54	250	$218,526
Benchmark Mortgage Trust,
Series 2021-B25, Class A3	1.906	04/15/54	500	447,563
Series 2021-B31, Class A4	2.420	12/15/54	100	85,535
Series 2025-V15, Class A3	5.805	05/15/30	320	331,858

CD Mortgage Trust, Series 2019-CD08, Class A3	2.657	08/15/57	477	438,535
GS Mortgage Securities Trust, Series 2019-GC42, Class A3	2.749	09/10/52	250	231,101
Morgan Stanley Capital I Trust, Series 2016-UB12, Class A3	3.337	12/15/49	83	81,567
Wells Fargo Commercial Mortgage Trust,
Series 2019-C52, Class A4	2.643	08/15/52	436	404,446
Series 2021-C59, Class A3	1.958	04/15/54	350	311,758
Series 2025-5C4, Class A3	5.673	05/15/58	300	309,705

Total Commercial Mortgage-Backed Securities (cost $4,291,686)				4,018,578
Corporate Bonds 27.0%
Aerospace & Defense 1.0%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	253	248,470
Sr. Unsec’d. Notes	2.950	02/01/30	50	45,900
Sr. Unsec’d. Notes	3.250	02/01/35	50	41,142
Sr. Unsec’d. Notes	3.625	02/01/31	60	55,936
Sr. Unsec’d. Notes	3.625	03/01/48	35	23,148
Sr. Unsec’d. Notes	5.930	05/01/60	35	32,432
RTX Corp.,
Sr. Unsec’d. Notes	2.375	03/15/32	60	51,224
Sr. Unsec’d. Notes	4.125	11/16/28	128	126,694
				624,946
Agriculture 0.8%
Altria Group, Inc., Gtd. Notes	3.400	05/06/30	68	63,816
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.557	08/15/27	183	178,756
Gtd. Notes	5.350	08/15/32	120	120,936

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture (cont’d.)
BAT Capital Corp. (United Kingdom), (cont’d.)
Gtd. Notes	5.834%	02/20/31	50	$52,044

Philip Morris International, Inc., Sr. Unsec’d. Notes	5.250	09/07/28	95	97,432
				512,984
Airlines 0.1%
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	50	50,310
United Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.300	02/15/27	7	7,161
				57,471
Auto Manufacturers 0.1%
General Motors Co.,
Sr. Unsec’d. Notes	5.200	04/01/45	25	20,772
Sr. Unsec’d. Notes	6.600	04/01/36	17	17,555

General Motors Financial Co., Inc., Sr. Unsec’d. Notes	5.050	04/04/28	28	28,074
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	0.800	10/16/25	17	16,763
				83,164
Banks 6.4%
Banco Santander SA (Spain), Sr. Non-Preferred Notes	3.800	02/23/28	200	194,898
Bank of America Corp.,
Sr. Unsec’d. Notes	2.299(ff)	07/21/32	60	51,415
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	315	278,261
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	375	338,532
Sr. Unsec’d. Notes, Series N	1.658(ff)	03/11/27	130	126,975

Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.279(ff)	11/24/27	200	192,885
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	210	189,981
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	120	110,955
Sr. Unsec’d. Notes	3.057(ff)	01/25/33	75	65,944

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Comerica, Inc., Sr. Unsec’d. Notes	5.982%(ff)	01/30/30	75	$76,250
Fifth Third Bancorp, Sr. Unsec’d. Notes	6.339(ff)	07/27/29	20	20,919
First Horizon Corp., Sr. Unsec’d. Notes	5.514(ff)	03/07/31	25	25,147
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	90	76,565
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	85	74,570
Sr. Unsec’d. Notes	3.750	02/25/26	25	24,870
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	80	78,287
Sr. Unsec’d. Notes	5.016(ff)	10/23/35	65	62,864

Huntington Bancshares, Inc., Sr. Unsec’d. Notes	6.208(ff)	08/21/29	15	15,631
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	325	278,285
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	370	334,132
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	5	4,331
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	42	37,048
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	150	138,317
Sub. Notes	2.956(ff)	05/13/31	21	19,080

KeyCorp, Sr. Unsec’d. Notes	6.401(ff)	03/06/35	90	94,491
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	1.512(ff)	07/20/27	100	96,499
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	40	34,097
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	180	164,296
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	76	75,595
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	150	126,260
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	200	168,879
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.435(ff)	01/24/30	40	40,900
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	50	51,236
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	282	254,848
Sr. Unsec’d. Notes, MTN	3.350(ff)	03/02/33	270	242,426
Sr. Unsec’d. Notes, MTN	5.707(ff)	04/22/28	70	71,294
				4,236,963

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Beverages 0.2%
Constellation Brands, Inc., Sr. Unsec’d. Notes	2.250%	08/01/31	130	$111,418
Biotechnology 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes	5.250	03/02/30	80	82,032
Sr. Unsec’d. Notes	5.750	03/02/63	40	37,883
				119,915
Building Materials 0.2%
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	5.150	12/01/34	45	44,673
Owens Corning, Sr. Unsec’d. Notes	3.400	08/15/26	35	34,481
Vulcan Materials Co., Sr. Unsec’d. Notes	3.500	06/01/30	23	21,813
				100,967
Chemicals 0.7%
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes	4.725	11/15/28	190	192,241
Sr. Unsec’d. Notes	5.319	11/15/38	18	18,363
Sr. Unsec’d. Notes	5.419	11/15/48	5	4,916

FMC Corp., Sr. Unsec’d. Notes	4.500	10/01/49	18	12,783
LYB International Finance III LLC, Gtd. Notes	3.625	04/01/51	20	12,886
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	03/27/28	145	146,273
Sr. Unsec’d. Notes	4.900	06/01/43	41	35,686
Sr. Unsec’d. Notes	5.200	06/21/27	55	55,645
				478,793
Commercial Services 0.6%
California Institute of Technology, Sr. Unsec’d. Notes	3.650	09/01/2119	20	12,261

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
ERAC USA Finance LLC, Gtd. Notes, 144A	3.300%	12/01/26	65	$63,834
Global Payments, Inc., Sr. Unsec’d. Notes	1.200	03/01/26	46	44,763
Johns Hopkins University, Unsec’d. Notes, Series A	4.705	07/01/32	20	19,917
Massachusetts Institute of Technology,
Sr. Unsec’d. Notes, Series F	2.989	07/01/50	10	6,469
Unsec’d. Notes	4.678	07/01/2114	30	24,212
President & Fellows of Harvard College,
Unsec’d. Notes	2.517	10/15/50	35	20,363
Unsec’d. Notes	3.150	07/15/46	35	24,333

Quanta Services, Inc., Sr. Unsec’d. Notes	4.750	08/09/27	20	20,078
RELX Capital, Inc. (United Kingdom), Gtd. Notes	5.250	03/27/35	50	50,204
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119	25	15,640
University of Southern California,
Sr. Unsec’d. Notes	4.976	10/01/53	17	15,266
Unsec’d. Notes, Series 2017	3.841	10/01/47	10	7,712

Washington University (The), Sr. Unsec’d. Notes, Series 2022	3.524	04/15/54	80	56,076
Yale University, Unsec’d. Notes, Series 2020	2.402	04/15/50	20	11,422
				392,550
Computers 0.2%
Accenture Capital, Inc., Gtd. Notes	4.250	10/04/31	85	83,467
Apple, Inc., Sr. Unsec’d. Notes	3.250	02/23/26	55	54,517
International Business Machines Corp., Sr. Unsec’d. Notes	5.875	11/29/32	8	8,502
				146,486

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services 0.1%
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	5.875%	07/21/28	75	$77,036
Electric 3.1%
AEP Texas, Inc., Sr. Unsec’d. Notes, Series I	2.100	07/01/30	47	41,117
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes	4.250	09/15/48	17	13,301
Sr. Unsec’d. Notes	5.375	06/15/35	15	15,065

Algonquin Power & Utilities Corp. (Canada), Sr. Unsec’d. Notes	5.365	06/15/26	20	20,083
Arizona Public Service Co.,
Sr. Unsec’d. Notes	3.500	12/01/49	45	29,955
Sr. Unsec’d. Notes	6.350	12/15/32	45	47,666

Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A	4.688	05/15/29	300	290,250
Dominion Energy South Carolina, Inc., First Mortgage	4.600	06/15/43	62	53,475
DTE Electric Co., General Ref. Mortgage	4.250	05/14/27	5	4,995
DTE Energy Co., Sr. Unsec’d. Notes	4.950	07/01/27	115	115,943
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	6.100	06/01/37	36	37,668
Duke Energy Florida LLC,
First Mortgage	2.400	12/15/31	95	82,637
First Mortgage	5.875	11/15/33	60	62,927

Edison International, Sr. Unsec’d. Notes	5.450	06/15/29	70	69,069
Eversource Energy, Sr. Unsec’d. Notes, Series O	4.250	04/01/29	41	40,321
FirstEnergy Corp., Sr. Unsec’d. Notes, Series C	4.850	07/15/47	30	24,699
Florida Power & Light Co.,
First Mortgage	4.050	06/01/42	25	20,612
First Mortgage	5.800	03/15/65	12	11,789

MidAmerican Energy Co., First Mortgage	4.250	07/15/49	84	66,334

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Mississippi Power Co., Sr. Unsec’d. Notes, Series 12-A	4.250%	03/15/42	33	$27,227
Monongahela Power Co., First Mortgage, 144A	3.550	05/15/27	136	133,205
Northern States Power Co., First Mortgage	3.400	08/15/42	34	25,347
Pacific Gas & Electric Co.,
First Mortgage	3.950	12/01/47	5	3,452
First Mortgage	4.500	07/01/40	90	73,865
First Mortgage	4.750	02/15/44	45	35,865

PECO Energy Co., First Mortgage	2.800	06/15/50	47	28,508
PPL Electric Utilities Corp.,
First Mortgage	3.000	10/01/49	23	14,716
First Mortgage	5.250	05/15/53	15	13,927

Public Service Co. of New Hampshire, First Mortgage	5.350	10/01/33	55	55,888
Public Service Electric & Gas Co.,
First Mortgage, MTN	3.600	12/01/47	13	9,391
First Mortgage, MTN	3.700	05/01/28	38	37,413
Sec’d. Notes, MTN	4.650	03/15/33	75	73,604

Puget Energy, Inc., Sr. Sec’d. Notes	4.100	06/15/30	75	71,399
San Diego Gas & Electric Co., First Mortgage	4.150	05/15/48	15	11,334
Sempra, Sr. Unsec’d. Notes	4.000	02/01/48	15	10,816
Southern California Edison Co.,
First Mortgage	4.900	06/01/26	150	150,100
First Ref. Mortgage	4.000	04/01/47	55	38,582

Tucson Electric Power Co., Sr. Unsec’d. Notes	3.250	05/15/32	40	35,705
Virginia Electric & Power Co., Sr. Unsec’d. Notes	5.050	08/15/34	10	9,836
Wisconsin Public Service Corp., Sr. Unsec’d. Notes	4.550	12/01/29	60	60,444
Xcel Energy, Inc., Sr. Unsec’d. Notes	1.750	03/15/27	105	99,905
				2,068,435

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Engineering & Construction 0.3%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250%	10/31/26	200	$197,000
Entertainment 0.1%
Warnermedia Holdings, Inc., Gtd. Notes	5.141	03/15/52	105	68,037
Foods 0.2%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Gtd. Notes	3.000	02/02/29	155	145,959
Mars, Inc., Gtd. Notes, 144A	3.600	04/01/34	15	13,372
				159,331
Gas 0.2%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.250	03/01/28	65	66,274
NiSource, Inc., Sr. Unsec’d. Notes	3.490	05/15/27	13	12,737
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29	21	20,122
Southern California Gas Co., First Mortgage	3.750	09/15/42	30	22,628
				121,761
Healthcare-Services 1.3%
Ascension Health, Sr. Unsec’d. Notes, Series B	2.532	11/15/29	35	32,286
Cigna Group (The),
Gtd. Notes	4.375	10/15/28	165	164,051
Sr. Unsec’d. Notes	2.375	03/15/31	18	15,739
Sr. Unsec’d. Notes	2.400	03/15/30	15	13,514

CommonSpirit Health, Sr. Sec’d. Notes	5.205	12/01/31	35	35,313
Elevance Health, Inc., Sr. Unsec’d. Notes	4.625	05/15/42	70	59,685

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021	2.810%	06/01/41	70	$48,661
Unsec’d. Notes, Series 2021	3.002	06/01/51	10	6,290

Memorial Sloan-Kettering Cancer Center, Unsec’d. Notes, Series 2020	2.955	01/01/50	15	9,477
Methodist Hospital (The), Unsec’d. Notes, Series 20A	2.705	12/01/50	10	5,915
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	20	15,823
Northwestern Memorial Healthcare Obligated Group, Unsec’d. Notes, Series 2021	2.633	07/15/51	20	11,791
OhioHealth Corp., Sec’d. Notes	2.297	11/15/31	30	26,108
Orlando Health Obligated Group, Sr. Unsec’d. Notes	5.475	10/01/35	75	76,004
Piedmont Healthcare, Inc., Sec’d. Notes, Series 2042	2.719	01/01/42	15	10,105
Sentara Health, Sr. Unsec’d. Notes, Series 2021	2.927	11/01/51	65	39,757
Stanford Health Care, Unsec’d. Notes	3.027	08/15/51	35	21,749
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.300	05/15/31	45	39,038
Sr. Unsec’d. Notes	3.950	10/15/42	105	82,674
Sr. Unsec’d. Notes	4.500	04/15/33	25	23,844
Sr. Unsec’d. Notes	4.800	01/15/30	40	40,211
Sr. Unsec’d. Notes	5.050	04/15/53	22	18,874
Sr. Unsec’d. Notes	5.750	07/15/64	35	32,650

UPMC, Sec’d. Notes	5.035	05/15/33	25	24,601
				854,160
Home Builders 0.5%
Toll Brothers Finance Corp., Gtd. Notes	4.875	03/15/27	310	310,097
Insurance 0.6%
Arthur J Gallagher & Co., Sr. Unsec’d. Notes	4.850	12/15/29	10	10,079

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Corebridge Financial, Inc., Sr. Unsec’d. Notes	3.900%	04/05/32	65	$59,843
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes	3.500	10/15/50	8	5,257
Sr. Unsec’d. Notes	4.868	06/01/44	50	43,082
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	5.625	08/16/32	15	15,215
Sr. Unsec’d. Notes	6.000	12/07/33	110	112,995

Liberty Mutual Group, Inc., Gtd. Notes, 144A	3.951	10/15/50	53	37,549
Lincoln National Corp., Sr. Unsec’d. Notes	3.050	01/15/30	7	6,482
Principal Financial Group, Inc., Gtd. Notes	4.625	09/15/42	57	49,522
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.000	05/12/50	28	20,801
				360,825
Iron/Steel 0.2%
Nucor Corp., Sr. Unsec’d. Notes	4.300	05/23/27	120	120,046
Lodging 0.3%
Marriott International, Inc.,
Sr. Unsec’d. Notes	5.500	04/15/37	75	73,228
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	113	111,282
				184,510
Machinery-Construction & Mining 0.0%
Caterpillar, Inc., Sr. Unsec’d. Notes	2.600	09/19/29	18	16,782
Machinery-Diversified 0.3%
Flowserve Corp., Sr. Unsec’d. Notes	2.800	01/15/32	5	4,242

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Diversified (cont’d.)
IDEX Corp., Sr. Unsec’d. Notes	4.950%	09/01/29	70	$70,483
Westinghouse Air Brake Technologies Corp., Gtd. Notes	3.200	06/15/25	88	87,928
				162,653
Media 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.900	06/01/52	4	2,634
Sr. Sec’d. Notes	4.908	07/23/25	22	21,993
Comcast Corp.,
Gtd. Notes	3.999	11/01/49	42	31,098
Gtd. Notes	4.250	10/15/30	30	29,571
Gtd. Notes	5.500	05/15/64	45	40,953

Cox Communications, Inc., Gtd. Notes, 144A	5.450	09/01/34	75	72,873
				199,122
Mining 1.2%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	90	88,067
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes	5.000	02/21/30	40	40,555
Gtd. Notes	5.125	02/21/32	10	10,068
Gtd. Notes	5.250	09/08/33	95	95,468
Gtd. Notes	5.300	02/21/35	35	34,919
Freeport-McMoRan, Inc.,
Gtd. Notes	4.125	03/01/28	175	171,959
Gtd. Notes	4.375	08/01/28	50	49,536

Kinross Gold Corp. (Canada), Sr. Unsec’d. Notes	6.250	07/15/33	85	89,387
Newmont Corp., Gtd. Notes	2.800	10/01/29	187	175,533
Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes	5.350	03/15/34	30	30,298
				785,790

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Miscellaneous Manufacturing 0.2%
Carlisle Cos., Inc., Sr. Unsec’d. Notes	2.200%	03/01/32	40	$33,408
Textron, Inc., Sr. Unsec’d. Notes	3.375	03/01/28	114	110,247
				143,655
Oil & Gas 1.1%
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	3.850	06/01/27	75	73,890
Sr. Unsec’d. Notes, 144A	5.000	12/15/29	50	49,920
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.750	02/15/52	5	3,253
Sr. Unsec’d. Notes	5.400	06/15/47	59	50,667

Continental Resources, Inc., Gtd. Notes, 144A	2.268	11/15/26	180	172,766
Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41	46	41,242
Diamondback Energy, Inc.,
Gtd. Notes	5.400	04/18/34	115	112,972
Gtd. Notes	5.550	04/01/35	15	14,813
Gtd. Notes	6.250	03/15/33	10	10,436
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	8.625	01/19/29	35	36,715
Sr. Unsec’d. Notes	8.875	01/13/33	40	40,708
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	5.550	10/01/34	5	4,728
Sr. Unsec’d. Notes	6.625	09/01/30	5	5,205

Phillips 66, Gtd. Notes	2.150	12/15/30	84	73,138
Phillips 66 Co., Gtd. Notes	3.550	10/01/26	17	16,771
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	1.125	01/15/26	50	48,953
				756,177
Packaging & Containers 0.1%
Berry Global, Inc., Sr. Sec’d. Notes	1.570	01/15/26	75	73,368

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals 0.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.200%	11/21/29	185	$175,501
Sr. Unsec’d. Notes	4.050	11/21/39	65	55,536
Sr. Unsec’d. Notes	4.625	10/01/42	25	21,919

Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	3.400	07/26/29	5	4,810
CVS Health Corp.,
Sr. Unsec’d. Notes	1.750	08/21/30	15	12,756
Sr. Unsec’d. Notes	5.125	07/20/45	82	70,342

Eli Lilly & Co., Sr. Unsec’d. Notes	4.600	08/14/34	72	70,257
Merck & Co., Inc., Sr. Unsec’d. Notes	3.400	03/07/29	8	7,749
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26	64	62,999
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	31	30,593
Gtd. Notes	5.250	06/15/46	15	11,588

Viatris, Inc., Gtd. Notes	3.850	06/22/40	128	90,937
				614,987
Pipelines 1.9%
DCP Midstream Operating LP, Gtd. Notes	5.125	05/15/29	45	45,398
Energy Transfer LP,
Sr. Unsec’d. Notes	4.900	03/15/35	5	4,685
Sr. Unsec’d. Notes	4.950	06/15/28	178	179,210
Sr. Unsec’d. Notes	6.250	04/15/49	64	61,049
Sr. Unsec’d. Notes, Series 20Y	5.800	06/15/38	50	48,955

Enterprise Products Operating LLC, Gtd. Notes	4.850	03/15/44	40	35,124
Kinder Morgan, Inc., Gtd. Notes	3.250	08/01/50	22	13,668
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	75	67,088
Sr. Unsec’d. Notes	4.500	04/15/38	63	54,387
Sr. Unsec’d. Notes	5.500	02/15/49	47	41,284

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

ONEOK Partners LP, Gtd. Notes	6.125%	02/01/41	55	$53,489
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	57	52,638
Gtd. Notes	3.400	09/01/29	40	37,777
Gtd. Notes	6.050	09/01/33	105	107,893

Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	4.500	12/15/26	22	21,959
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33	45	41,165
Gtd. Notes	5.200	07/01/27	115	116,113
Gtd. Notes	6.125	03/15/33	60	61,831
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.250	05/15/30	111	103,475
Sr. Unsec’d. Notes	3.950	05/15/50	51	37,575
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.500	11/15/30	50	46,802
Sr. Unsec’d. Notes	4.800	11/15/29	35	35,209
				1,266,774
Real Estate Investment Trusts (REITs) 1.4%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.250	04/01/28	135	126,449
Sr. Unsec’d. Notes	5.750	02/15/35	15	15,161

CubeSmart LP, Gtd. Notes	2.250	12/15/28	15	13,844
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.250	01/15/32	5	4,329
Gtd. Notes	5.750	06/01/28	105	106,929

Host Hotels & Resorts LP, Sr. Unsec’d. Notes, Series J	2.900	12/15/31	5	4,287
Kimco Realty OP LLC,
Gtd. Notes	1.900	03/01/28	155	144,767
Gtd. Notes	3.200	04/01/32	35	31,181
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28	145	135,778
Sr. Unsec’d. Notes	2.700	02/15/32	33	28,647
Sr. Unsec’d. Notes	3.100	12/15/29	29	27,147
Sr. Unsec’d. Notes	3.250	01/15/31	25	23,106

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

Simon Property Group LP, Sr. Unsec’d. Notes	1.750%	02/01/28	90	$84,186
Ventas Realty LP, Gtd. Notes	4.125	01/15/26	127	126,355
VICI Properties LP,
Sr. Unsec’d. Notes	4.750	04/01/28	15	14,993
Sr. Unsec’d. Notes	4.950	02/15/30	35	34,754
				921,913
Retail 0.3%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	4.500	07/26/47	37	28,932
AutoNation, Inc., Gtd. Notes	3.800	11/15/27	70	68,357
AutoZone, Inc., Sr. Unsec’d. Notes	3.750	04/18/29	88	85,325
Ferguson Enterprises, Inc., Gtd. Notes	5.000	10/03/34	20	19,266
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.700	12/09/35	23	22,125
				224,005
Semiconductors 0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.500	01/15/28	45	44,024
Broadcom, Inc.,
Sr. Unsec’d. Notes	4.150	02/15/28	35	34,823
Sr. Unsec’d. Notes	5.050	04/15/30	15	15,241
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	62	51,349
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	120	107,009
Sr. Unsec’d. Notes, 144A	4.000	04/15/29	100	98,165
Intel Corp.,
Sr. Unsec’d. Notes	5.050	08/05/62	20	15,658
Sr. Unsec’d. Notes	5.600	02/21/54	15	13,327
				379,596

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software 0.1%
Oracle Corp.,
Sr. Unsec’d. Notes	3.600%	04/01/50	15	$10,170
Sr. Unsec’d. Notes	3.850	04/01/60	38	25,264
Sr. Unsec’d. Notes	6.900	11/09/52	30	32,349

Workday, Inc., Sr. Unsec’d. Notes	3.700	04/01/29	25	24,212
				91,995
Telecommunications 0.8%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.250	02/01/32	60	50,927
Sr. Unsec’d. Notes	2.550	12/01/33	50	41,109
Sr. Unsec’d. Notes	3.500	09/15/53	80	53,155
Sr. Unsec’d. Notes	4.500	05/15/35	65	61,103

Motorola Solutions, Inc., Sr. Unsec’d. Notes	5.400	04/15/34	65	65,206
Rogers Communications, Inc. (Canada), Gtd. Notes	5.300	02/15/34	65	63,955
Sprint LLC, Gtd. Notes	7.625	03/01/26	110	111,185
T-Mobile USA, Inc.,
Gtd. Notes	3.000	02/15/41	65	46,520
Gtd. Notes	3.875	04/15/30	25	24,112
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.355	03/15/32	36	30,697
Sr. Unsec’d. Notes	3.150	03/22/30	7	6,567
				554,536
Transportation 0.1%
CSX Corp., Sr. Unsec’d. Notes	6.150	05/01/37	48	50,864
Trucking & Leasing 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	5.750	05/24/26	190	191,724

Total Corporate Bonds (cost $19,017,086)				17,820,836

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds 0.2%
California 0.0%
Regents of the University of California Medical Center Pooled Revenue, Taxable, Revenue Bonds, Series Q	4.563%	05/15/53	10	$8,240
Michigan 0.1%
Michigan State University, Taxable, Revenue Bonds, Series A	4.165	08/15/2122	25	17,738
University of Michigan, Taxable, Revenue Bonds, Sustainability Bond, Series B	3.504	04/01/52	35	24,532
				42,270
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	10	11,749
New York 0.0%
Port Authority of New York & New Jersey, Consolidated, Taxable, Revenue Bonds, Series 174	4.458	10/01/62	10	8,074
Ohio 0.0%
Ohio State University (The), Taxable, Revenue Bonds, Series A	4.800	06/01/2111	10	8,078
Pennsylvania 0.0%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs, Series B	5.511	12/01/45	10	9,535
Texas 0.1%
Dallas Fort Worth International Airport, Taxable, Revenue Bonds, Series A	4.087	11/01/51	20	15,766
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series B	2.584	11/01/51	25	14,515

Total Municipal Bonds (cost $161,914)				118,227

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities 0.1%
FHLMC Structured Agency Credit Risk REMIC Trust, Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.222%(c)	04/25/42	30	$30,906
MFA Trust, Series 2021-RPL01, Class A1, 144A	1.131(cc)	07/25/60	44	39,917

Total Residential Mortgage-Backed Securities (cost $74,011)				70,823
Sovereign Bonds 0.8%
Israel Government International Bond (Israel), Sr. Unsec’d. Notes, Series 05Y	5.375	02/19/30	200	201,360
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes	6.875	05/13/37	200	202,400
Sr. Unsec’d. Notes, MTN	6.050	01/11/40	50	46,413

Republic of Poland Government International Bond (Poland), Bonds	5.375	02/12/35	90	89,612

Total Sovereign Bonds (cost $547,736)				539,785
U.S. Government Agency Obligations 27.6%
Federal Home Loan Mortgage Corp.	1.500	04/01/51	381	280,900
Federal Home Loan Mortgage Corp.	2.000	02/01/51	787	616,563
Federal Home Loan Mortgage Corp.	2.000	07/01/51	427	332,133
Federal Home Loan Mortgage Corp.	2.500	04/01/51	828	678,656
Federal Home Loan Mortgage Corp.	2.500	04/01/52	1,202	986,172
Federal Home Loan Mortgage Corp.	3.000	06/01/52	3,001	2,554,389
Federal Home Loan Mortgage Corp.	3.500	01/01/52	195	173,879
Federal Home Loan Mortgage Corp.	4.000	11/01/39	130	123,904
Federal Home Loan Mortgage Corp.	4.000	12/01/40	90	85,445
Federal National Mortgage Assoc.	1.500	05/01/36	293	257,561
Federal National Mortgage Assoc.	1.500	12/01/50	305	225,042
Federal National Mortgage Assoc.	2.000	04/01/42	557	467,309
Federal National Mortgage Assoc.	2.000	05/01/51	633	494,364
Federal National Mortgage Assoc.	2.500	TBA	500	407,298
Federal National Mortgage Assoc.	2.500	02/01/52	1,512	1,236,422
Federal National Mortgage Assoc.	2.500	04/01/52	241	197,269
Federal National Mortgage Assoc.	2.500	05/01/52	393	324,130
Federal National Mortgage Assoc.	3.000	TBA	500	425,390
Federal National Mortgage Assoc.	3.000	07/01/43	137	121,720

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	3.000%	11/01/46	191	$170,048
Federal National Mortgage Assoc.	3.000	01/01/47	285	253,401
Federal National Mortgage Assoc.	3.000	11/01/48	219	194,021
Federal National Mortgage Assoc.	3.000	02/01/52	383	326,154
Federal National Mortgage Assoc.	3.000	03/01/52	369	318,463
Federal National Mortgage Assoc.	3.000	05/01/52	352	305,008
Federal National Mortgage Assoc.	3.500	12/01/46	508	469,158
Federal National Mortgage Assoc.	3.500	02/01/52	422	377,342
Federal National Mortgage Assoc.	4.000	02/01/41	106	101,193
Federal National Mortgage Assoc.	4.000	02/01/45	96	91,673
Federal National Mortgage Assoc.	4.000	05/01/52	202	185,209
Federal National Mortgage Assoc.	4.500	05/01/52	261	247,116
Federal National Mortgage Assoc.	4.500	06/01/52	193	182,035
Federal National Mortgage Assoc.	5.000	TBA	500	483,928
Federal National Mortgage Assoc.	5.000	TBA	500	500,213
Federal National Mortgage Assoc.	5.000	07/01/52	411	399,125
Government National Mortgage Assoc.	2.000	03/20/51	346	278,029
Government National Mortgage Assoc.	3.500	09/20/51	319	285,058
Government National Mortgage Assoc.	4.000	03/20/52	224	206,084
Government National Mortgage Assoc.	4.000	08/20/52	472	434,048
Government National Mortgage Assoc.	4.500	05/20/52	813	771,849
Government National Mortgage Assoc.	4.500	10/20/52	589	559,296
Government National Mortgage Assoc.	6.000	TBA	1,000	1,008,049
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	15	12,670
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.250	02/01/55	80	76,374
Tennessee Valley Authority Generic Strips, Bonds	4.782(s)	07/15/34	5	3,167

Total U.S. Government Agency Obligations (cost $19,153,986)				18,227,257
U.S. Treasury Obligations 27.1%
U.S. Treasury Bonds	1.625	11/15/50	2,060	1,057,681
U.S. Treasury Bonds	1.875	11/15/51	1,125	609,434
U.S. Treasury Bonds	2.000	11/15/41	1,480	997,381
U.S. Treasury Bonds	2.375	02/15/42	255	181,608
U.S. Treasury Bonds	2.375	11/15/49	325	203,937
U.S. Treasury Bonds	2.375	05/15/51	365	225,844
U.S. Treasury Bonds	3.000	02/15/49	990	712,800
U.S. Treasury Bonds	4.125	08/15/44	705	633,729
U.S. Treasury Bonds	4.250	08/15/54	390	348,806
U.S. Treasury Bonds	4.750	11/15/53	677	656,902
U.S. Treasury Notes	2.750	08/15/32	2,975	2,710,504

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes	3.250%	06/30/27	230	$227,125
U.S. Treasury Notes	3.250	06/30/29	4,585	4,468,942
U.S. Treasury Notes	3.875	08/15/33	2,420	2,354,584
U.S. Treasury Notes	4.125	09/30/27	400	402,219
U.S. Treasury Notes	4.500	12/31/31	897	915,335
U.S. Treasury Notes	4.625	02/15/35	70	71,345
U.S. Treasury Strips Coupon(k)	2.221(s)	02/15/42	1,395	594,961
U.S. Treasury Strips Coupon	2.542(s)	02/15/46	450	154,066
U.S. Treasury Strips Coupon(k)	4.035(s)	08/15/44	1,005	371,777

Total U.S. Treasury Obligations (cost $18,992,270)				17,898,980

Shares
Affiliated Exchange-Traded Fund 5.0%
PGIM AAA CLO ETF (cost $3,251,841)(wa)	63,525	3,265,185

Total Long-Term Investments (cost $70,310,766)			66,798,406

Short-Term Investments 9.7%
Affiliated Mutual Fund 9.7%
PGIM Core Government Money Market Fund (7-day effective yield 4.462%) (cost $6,415,606)(wa)	6,415,606	6,415,606
Options Purchased*~ 0.0%
(cost $3)		58

Total Short-Term Investments (cost $6,415,609)		6,415,664

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 110.9% (cost $76,726,375)		73,214,070

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Value
Options Written*~ (0.0)%
(premiums received $38)	$(49)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 110.9% (cost $76,726,337)	73,214,021
Liabilities in excess of other assets(z) (10.9)%	(7,201,197)

Net Assets 100.0%	$66,012,824

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BABs—Build America Bonds
BARC—Barclays Bank PLC
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
ETF—Exchange-Traded Fund
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
MTN—Medium Term Note
N/A—Not Applicable
OTC—Over-the-counter
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
UMBS—Uniform Mortgage-Backed Securities

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Government National Mortgage Assoc. (proceeds receivable $460,156)	4.000%	TBA	06/15/55	$(500)	$(457,795)
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3-Year Interest Rate Swap, 07/29/28	Call	JPM	07/25/25	2.90%	2.90%(A)	1 Day SOFR(A)/ 4.350%	40	$19
5-Year Interest Rate Swap, 06/27/30	Call	JPM	06/25/25	1.00%	1.00%(A)	1 Day SOFR(A)/ 4.350%	25	—
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.40%	3.40%(A)	1 Day SOFR(A)/ 4.350%	25	39
Total Options Purchased (cost $3)								$58
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3-Year Interest Rate Swap, 07/29/28	Call	JPM	07/25/25	3.05%	1 Day SOFR(A)/ 4.350%	3.05%(A)	40	$(33)
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.15%	1 Day SOFR(A)/ 4.350%	3.15%(A)	50	(16)
Total Options Written (premiums received $38)								$(49)

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Futures contracts outstanding at May 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
13	2 Year U.S. Treasury Notes	Sep. 2025	$2,696,687	$2,968
12	5 Year U.S. Treasury Notes	Sep. 2025	1,298,250	4,673
6	10 Year U.S. Ultra Treasury Notes	Sep. 2025	675,281	3,450
16	30 Year UMBS TBA – 5.5% Coupon	Jul. 2025	1,581,125	6,606
				17,697
Short Positions:
17	10 Year U.S. Treasury Notes	Sep. 2025	1,882,750	(10,781)
2	20 Year U.S. Treasury Bonds	Sep. 2025	225,563	(2,925)
5	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	580,313	(11,281)
				(24,987)
				$(7,290)
Credit default swap agreements outstanding at May 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Kingdom of Spain	06/20/25	1.000%(Q)	40	0.056%	$103	$20	$83	BARC
Republic of Italy	06/20/25	1.000%(Q)	70	0.076%	179	36	143	BARC
					$282	$56	$226

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2025(4)	Value at Trade Date	Value at May 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	4,820	0.560%	$80,046	$106,513	$26,467
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at May 31, 2025:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
965	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.350%	$—	$(2,196)	$(2,196)
2,005	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.350%	486	29,853	29,367
1,250	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.350%	(1,051)	(30,581)	(29,530)
70	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.350%	30,772	32,324	1,552
				$30,207	$29,400	$(807)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Total return swap agreement outstanding at May 31, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Total Return Benchmark Bond Index(T)	1 Day SOFR -54bps(Q)/ 3.810%	JPM	09/19/25	(233)	$4,489	$—	$4,489
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).